Average Annual Total Returns - Class I S Shares - Voya Emerging Markets Index Portfolio	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I MSCI Emerging Markets IndexSM 1 Yr		Class I MSCI Emerging Markets IndexSM 5 Yrs		Class I MSCI Emerging Markets IndexSM 10 Yrs	Class I MSCI Emerging Markets IndexSM Since Inception		Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S MSCI Emerging Markets IndexSM 1 Yr		Class S MSCI Emerging Markets IndexSM 5 Yrs		Class S MSCI Emerging Markets IndexSM 10 Yrs	Class S MSCI Emerging Markets IndexSM Since Inception
Total	17.58%	12.17%		5.60%	Dec. 19, 2011	18.31%	[1]	12.81%	[1]	[1]	6.76%	[1]	17.27%	12.00%		5.41%	Dec. 19, 2011	18.31%	[1]	12.81%	[1]	[1]	6.76%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.